UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 100 Campus Drive, Suite 115

         Florham Park, NJ  07932-1006

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 966 2700

Signature, Place, and Date of Signing:

     /S/  Roderick McRae III      Florham Park, NJ     April 22, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $122,327 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      386     7000 SH       SOLE                        0     7000        0
AEROPOSTALE                    COM              007865108      302    11150 SH       SOLE                        0    11150        0
AFLAC INC                      COM              001055102      240     3700 SH       SOLE                        0     3700        0
AMERICAN EXPRESS CO            COM              025816109      208     4758 SH       SOLE                        0     4758        0
AMERICAN INTL GROUP INC        COM              026874107     3638    84121 SH       SOLE                        0    84121        0
ANADARKO PETE CORP             COM              032511107      205     3250 SH       SOLE                        0     3250        0
APPLE INC                      COM              037833100      299     2085 SH       SOLE                        0     2085        0
AT&T INC                       COM              00206R102      711    18563 SH       SOLE                        0    18563        0
BANK OF AMERICA CORPORATION    COM              060505104     2511    66228 SH       SOLE                        0    66228        0
BP PLC                         SPONSORED ADR    055622104      516     8510 SH       SOLE                        0     8510        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     1042    22600 SH       SOLE                        0    22600        0
CELGENE CORP                   COM              151020104      481     7850 SH       SOLE                        0     7850        0
CERNER CORP                    COM              156782104     3048    81750 SH       SOLE                        0    81750        0
CISCO SYS INC                  COM              17275R102     5730      238 SH       SOLE                        0      238        0
COSTCO WHSL CORP NEW           COM              22160K105     1753    26984 SH       SOLE                        0    26984        0
EV3 INC                        COM              26928A200     1718   211035 SH       SOLE                        0   211035        0
EXXON MOBIL CORP               COM              30231G102     3404    40249 SH       SOLE                        0    40249        0
FISERV INC                     COM              337738108      861    17900 SH       SOLE                        0    17900        0
GARMIN LTD                     ORD              G37260109     2641    48905 SH       SOLE                        0    48905        0
GENERAL ELECTRIC CO            COM              369604103     2311    62446 SH       SOLE                        0    62446        0
ILLINOIS TOOL WKS INC          COM              452308109     3983    82575 SH       SOLE                        0    82575        0
INTEL CORP                     COM              458140100     1069    50484 SH       SOLE                        0    50484        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      253     2194 SH       SOLE                        0     2194        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     4449    13717 SH       SOLE                        0    13717        0
JOHNSON & JOHNSON              COM              478160104     2891    44561 SH       SOLE                        0    44561        0
JOS A BANK CLOTHIERS INC       COM              480838101     2989   145816 SH       SOLE                        0   145816        0
L-1 IDENTITY SOLUTIONS INC     COM              50212A106     3623   272435 SH       SOLE                        0   272435        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     4776    43680 SH       SOLE                        0    43680        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       42    20000 SH       SOLE                        0    20000        0
LOWES COS INC                  COM              548661107     3828   166885 SH       SOLE                        0   166885        0
MEDTRONIC INC                  COM              585055106     4668    96510 SH       SOLE                        0    96510        0
MICROSOFT CORP                 COM              594918104     4616   162652 SH       SOLE                        0   162652        0
NIKE INC                       CL B             654106103     3379    49685 SH       SOLE                        0    49685        0
NUVEEN FLA INVT QUALITY MUN    COM              670970102      185    15000 SH       SOLE                        0    15000        0
OMNICOM GROUP INC              COM              681919106     2054    46500 SH       SOLE                        0    46500        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      309    16200 SH       SOLE                        0    16200        0
PENN WEST ENERGY TR            TR UNIT          707885109      403    14400 SH       SOLE                        0    14400        0
PEPSICO INC                    COM              713448108     7251   100433 SH       SOLE                        0   100433        0
PPG INDS INC                   COM              693506107      212     3500 SH       SOLE                        0     3500        0
PROCTER & GAMBLE CO            COM              742718109     5708    81464 SH       SOLE                        0    81464        0
QUALCOMM INC                   COM              747525103      215     5250 SH       SOLE                        0     5250        0
SCHLUMBERGER LTD               COM              806857108      305     3500 SH       SOLE                        0     3500        0
SCOTTS MIRACLE GRO CO          CL A             810186106     3697   114015 SH       SOLE                        0   114015        0
SONIC CORP                     COM              835451105      476    21612 SH       SOLE                        0    21612        0
SYSCO CORP                     COM              871829107     4076   140465 SH       SOLE                        0   140465        0
TARGET CORP                    COM              87612E106     1369    27010 SH       SOLE                        0    27010        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5716   123755 SH       SOLE                        0   123755        0
THERMO FISHER SCIENTIFIC INC   COM              883556102      286     5029 SH       SOLE                        0     5029        0
TIFFANY & CO NEW               COM              886547108      459    10967 SH       SOLE                        0    10967        0
TRAVELERS COMPANIES INC        COM              89417E109     4160    86928 SH       SOLE                        0    86928        0
UNITED TECHNOLOGIES CORP       COM              913017109     4343    63103 SH       SOLE                        0    63103        0
WALGREEN CO                    COM              931422109      484    12700 SH       SOLE                        0    12700        0
WELLS FARGO & CO NEW           COM              949746101     3627   124633 SH       SOLE                        0   124633        0
YAHOO INC                      COM              984332106     1377    47585 SH       SOLE                        0    47585        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105      270     8100 SH       SOLE                        0     8100        0
ZIMMER HLDGS INC               COM              98956P102     2774    35625 SH       SOLE                        0    35625        0